Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Loans Receivable

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Loans receivable	—	598,414
Total	$—	$598,414